Restatement of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Restatement of Prior Period Financial Statements
Note 31 - Restatement of financial statements
Prior Restatement
The comparative disclosures for the 2021 and 2022 annual consolidated financial statements were previously restated as a result of misstatements identified by management subsequent to the issuance of the annual consolidated financial statements filed on Form 20-F for the years ended December 31, 2021, and December 31, 2022 on April 14, 2023. These Prior Restatement errors were identified during the preparation of our consolidated financial statements as of and for the year ended December 31, 2023. Accordingly, these misstatements were corrected, including the previously recorded out of period adjustments, for all periods presented by revising the comparative figures in the 2023 consolidated annual consolidated financial statements issued on August 14, 2024. The Prior Restatement was related to the following categories of misstatements:
(i)    Inventories
The errors identified in the Inventories category encompass errors relating to incorrect valuation, classification, recognition, and allocation of costs associated with inventory. The most significant errors in this category include the incorrect treatment of certain launch costs, capitalization of inventory cost allocation, failed sale/lease transactions, and vehicles with repurchase obligations. The net impact of the inventory related error corrections on the Consolidated Statements of Loss and Comprehensive Loss was a reduction of the loss of $16,539 and $16,491 in 2022 and 2021, respectively.
(ii)     Accruals and Deferrals
The errors identified in the Accruals and Deferrals category encompass errors relating to the recognition and measurement of accruals and deferrals. These errors include both the understatement and overstatement of accruals and deferrals before the issuance of the financial statements, despite the availability of accurate information. The most significant transactions in this category include incorrect warranty accrual release, over accrual of operating expenses in North America and timing of revenue recognition and deferred revenue related to vehicle subscription services. The net impact of the accrual and deferral related error corrections on the Consolidated Statements of Loss and Comprehensive Loss was an increase of the loss by $6,688 in 2022 and a reduction of the loss of $20,090 in 2021.
(iii)    Capitalization of expenses
The errors identified in the Capitalization of Expenses category encompass errors relating to expenses that were erroneously capitalized as an asset and vice-versa as of and for the years ended December 31, 2022 and December 31, 2021. The most significant transactions in this category include incorrect recognition of certain assets in China, and the incorrect capitalization of manufacturing engineering expenses as an intangible asset related to services provided to certain contract manufacturing facilities. The net impact of the capitalization related error corrections on the Consolidated Statements of Loss and Comprehensive Loss was an increase in the loss of $8,187 and $1,837 in 2022 and 2021, respectively.
(iv)    Other - Reclassifications
The errors identified in the Other - Reclassifications category encompass errors arising from misallocations of assets and liabilities between different financial statement captions and misallocations of assets and liabilities between current and non-current. The most significant adjustments in this category include non-current reclassification misstatements related to certain buyback liabilities, an error in lease asset and liability in the United Kingdom, and overstatement of advances from customers and accounts receivable in Germany. There is a marginal impact to the Consolidated Statements of Loss and Comprehensive Loss for the twelve months ended December 31, 2021, and December 31, 2022, due to reclassifications relating to lease expense reversals upon the reclassification of a lease liability to a financing obligation in Korea. Furthermore, related party balances from Other non-current interest-bearing liabilities and Interest-bearing current liabilities have been reclassified to respective related party line items on the Consolidated Statements of Financial Position as of December 31, 2021, and December 31, 2022, to maintain consistency with the Consolidated Statement of Financial Position as of December 31, 2023.
(v)    Deferred Taxes and Income Taxes
The errors identified in the Deferred Taxes and Income Taxes category encompass errors relating to the recognition, measurement, and reporting of the Group’s Deferred tax assets, Deferred tax liabilities, and income tax expenses as of and for the years ended December 31, 2022 and December 31, 2021. These errors include improper estimation of deferred tax amounts, errors in tax calculations, and errors pertaining to the treatment of value added tax. The most significant transactions in this category include incorrect recognition of Deferred tax assets and deferred liabilities at the Sweden tax rate, instead of the local market rate, and incorrect recording of Deferred taxes and Income tax expense in North America resulting from the other misstatement categories explained. The tax impact of all misstatement corrections has also been recognized. The net impact of the tax related error corrections and the tax effect of the other error corrections on the Consolidated Statements of Loss and Comprehensive Loss was an increase in the loss of $12,876 in 2022 and a reduction of the loss of $3,411 in 2021, respectively.
Current Restatement
Subsequent to the issuance of the consolidated financial statements included within the Annual Reports on Form 20-F for the years ended December 31, 2022, and December 31, 2023, management identified misstatements in connection with the preparation of our consolidated financial statements as of and for the year ended December 31, 2024 that warranted the restatement of the 2022 and 2023 annual consolidated financial statements. The Current Restatement relates to the following misstatements:
(vi) Unique Tooling Assets Under Construction
This error is the primary reason for the restatement decision. The Company owns unique tooling which is used in the manufacturing of its vehicles. This unique tooling had previously been recognized as property, plant and equipment once either the production standard part process test is conducted or production utilizing the unique vendor tools has occurred, whichever is earlier. Management determined due to contractual terms that certain unique tooling should have instead been recognized as assets under construction (“AUC”) in the Property, plant, and equipment financial statement caption according to the progression of work, resulting in a material understatement of AUC and a corresponding understatement of Other current liabilities and Other non-current liabilities in the 2022 and 2023 Consolidated Statement of Financial Position. The reconsideration of the AUC recognition changes the timing of recognizing AUC but does not change the expected total amount of AUC to be acquired. There is no impact on the 2022 and 2023 Consolidated Statements of Loss and Comprehensive Loss as a result of the AUC misstatement.
(vii) Reclassification of Cash Flows
There was a classification error between investing and operating activities in the Consolidated Statement of Cash Flows related to cash paid for intellectual property (IP). While this error had no impact to the Consolidated Statements of Loss and Comprehensive Loss, it led to an overstatement of cash used for investing activities and an understatement of cash used for operating activities in the amount of $21,400.
(viii) Other – Reclassifications
The errors identified in the Other – Reclassification category encompass errors arising from misallocations of assets and liabilities between different financial statement captions, misallocations of assets and liabilities between current and non-current and misallocations of revenue and expenses. There is no resulting impact on the net loss or total comprehensive net loss included in the Consolidated Statements of Loss and Comprehensive Loss, respectively, from correcting these errors.
(ix) Other – Miscellaneous
The errors identified in the Other – Miscellaneous category encompass several insignificant errors that were corrected as part of the restatement process. These errors have an immaterial impact on the 2022 and 2023 Consolidated Statements of Loss and Comprehensive Loss. The errors in this category relate to vehicles with repurchase obligations errors, tax calculation errors, as well as both the understatement and overstatement of accruals and other provisions.
The tables below present the effect of the correction of the misstatements and the revision on the Consolidated Statements of Loss and Comprehensive Loss, Consolidated Statements of Financial Position and Consolidated Statements of Cash Flows as of and for the years ended December 31, 2023, and December 31, 2022. The adjustments identified related to the Consolidated Statements of Cash Flows for the years ended December 31, 2023, and December 31, 2022 only impact the classifications between cash flows (used in)/from operating, investing and financing, and do not result in a change in Cash and cash equivalents for the years ended December 31, 2023 and December 31, 2022, from the originally reported amounts.
Consolidated Statement of Loss and Comprehensive Loss for the year ended December 31, 2023

Particulars	As originally filed on August 14, 2024	Current Restatement Adjustments	As Restated	Current Restatement Reference
Revenue	2,378,562	(10,477)	2,368,085	(ix)
Cost of sales	(2,791,643)	13,421	(2,778,222)	(viii), (ix)
Gross (loss) profit	$(413,081)	$2,944	$(410,137)
Selling, general and administrative expense	(949,683)	5,506	(944,177)	(viii)
Research and development expense	(158,406)	1,126	(157,280)	(viii)
Other operating income (expense), net	41,204	876	42,080	(viii)
Listing expense	—	—	—
Operating loss	$(1,479,966)	$10,452	$(1,469,514)
Finance income	69,454	111	69,565	(viii)
Finance expense	(213,321)	79	(213,242)	(viii)
Fair value change - Earn-out rights	443,168	—	443,168
Fair value change - Class C Shares	22,000	—	22,000
Share of losses in associates	(43,304)	—	(43,304)
Loss before income taxes	$(1,201,969)	$10,642	$(1,191,327)
Income tax benefit (expense)	7,138	2,314	9,452	(viii)
Net loss	$(1,194,831)	$12,956	$(1,181,875)
Net loss per share (in U.S. dollars)
Class A - Basic and Diluted	(0.57)	0.01	(0.56)
Class B - Basic and Diluted	(0.57)	0.01	(0.56)

Consolidated Statement of Comprehensive Loss

Net loss	(1,194,831)	12,956	(1,181,875)
Other comprehensive income:
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(10,237)	94	(10,143)	(viii)
Total other comprehensive (loss) income	$(10,237)	$94	$(10,143)
Total comprehensive loss	$(1,205,068)	$13,050	$(1,192,018)
Consolidated Statement of Financial Position as of December 31, 2023

Particulars	As originally filed on August 14, 2024	Current Restatement Adjustments	As Restated	Current Restatement Reference
Assets
Non-current assets
Intangible assets and goodwill	1,412,729	5,978	1,418,707	(viii)
Property, plant and equipment	316,867	159,172	476,039	(vi)
Vehicles under operating leases	67,931	2,292	70,223	(viii)
Other non-current assets	7,212	2,521	9,733	(viii)
Deferred tax assets	43,041	(705)	42,336	(viii)
Other investments	2,414	—	2,414
Total non-current assets	$1,850,194	$169,258	$2,019,452
Current assets
Cash and cash equivalents	768,927	(663)	768,264	(viii)
Trade receivables	126,205	511	126,716	(ix)
Trade receivables - related parties	61,026	—	61,026
Accrued income - related parties	152,605	—	152,605
Inventories	939,359	(11,673)	927,686	(viii)
Current tax assets	9,270	3,387	12,657	(viii)
Assets held for sale	—	—	—
Other current assets	204,142	10,086	214,228	(viii)
Other current assets - related parties	9,576	—	9,576
Total current assets	$2,271,110	$1,648	$2,272,758
Total assets	$4,121,304	$170,906	$4,292,210
Equity
Share capital	(21,168)	—	(21,168)
Other contributed capital	(3,615,187)	—	(3,615,187)
Foreign currency translation reserve	26,010	(371)	25,639	(viii),(ix)
Accumulated deficit	4,872,644	(10,937)	4,861,707	(viii),(ix)
Total equity	$1,262,299	$(11,308)	$1,250,991
Liabilities
Non-current liabilities
Non-current contract liabilities	(63,063)	(90)	(63,153)	(ix)
Deferred tax liabilities	(3,335)	—	(3,335)
Other non-current provisions	(104,681)	1,073	(103,608)	(viii)
Other non-current liabilities	(73,149)	(54,274)	(127,423)	(vi), (ix)
Earn-out liability	(155,402)	—	(155,402)
Other non-current interest-bearing liabilities	(54,439)	—	(54,439)

Other non-current interest-bearing liabilities - related parties	(1,409,244)	(4,013)	(1,413,257)	(viii), (ix)
Total non-current liabilities	$(1,863,313)	$(57,304)	$(1,920,617)
Current liabilities
Trade payables	(92,441)	—	(92,441)
Trade payables - related parties	(275,704)	—	(275,704)
Accrued expenses - related parties	(450,000)	3,962	(446,038)	(viii), (ix)
Advance payments from customers	(16,415)	—	(16,415)
Current provisions	(94,887)	6,142	(88,745)	(ix)
Liabilities to credit institutions	(2,023,582)	(3,083)	(2,026,665)	(viii)
Current tax liabilities	(12,812)	1,449	(11,363)	(viii)
Interest-bearing current liabilities	(19,547)	—	(19,547)
Interest-bearing current liabilities - related parties	(68,332)	(5,482)	(73,814)	(viii), (ix)
Current contract liabilities	(112,062)	37,183	(74,879)	(ix)
Class C Shares liability	(6,000)	—	(6,000)
Other current liabilities	(347,902)	(141,845)	(489,747)	(vi), (viii), (ix)
Other current liabilities - related parties	(606)	(620)	(1,226)	(ix)
Total current liabilities	$(3,520,290)	$(102,294)	$(3,622,584)
Total liabilities	$(5,383,603)	$(159,598)	$(5,543,201)
Total equity and liabilities	$(4,121,304)	$(170,906)	$(4,292,210)
Consolidated Statement of Cash Flows as for the year ended December 31, 2023

Particulars	As originally filed on August 14, 2024	Current Restatement Adjustments	As Restated	Current Restatement Reference
Cash flows from operating activities
Net loss	(1,194,831)	12,956	(1,181,875)	(viii),(ix)
Adjustments to reconcile net loss to net cash flows:	—	—	—
Depreciation and amortization expense	115,010	435	115,445	(viii)
Warranty provisions	65,543	615	66,158	(viii)
Impairment of inventory	134,877	11,673	146,550	(viii)
Impairment of property, plant, and equipment, vehicles under operating leases, and intangible assets	351,241	(11,673)	339,568	(viii)
Finance income	(69,454)	(111)	(69,565)	(viii)
Finance expense	213,321	(79)	213,242	(viii),(ix)
Fair value change - Earn-out rights	(443,168)	—	(443,168)
Fair value change - Class C Shares	(22,000)	—	(22,000)
Listing expense	—	—	—
Income tax benefit (expense)	(7,138)	(2,314)	(9,452)	(viii)
Share of losses in associates	43,304	—	43,304
Gain on sale of asset grouping	(16,334)	—	(16,334)
Loss on derecognition and disposal of property, plant, and equipment and intangible assets	10,892	—	10,892
Litigation provisions	35,676	(10,000)	25,676	(viii),(ix)
Other provisions	19,890	—	19,890
Unrealized exchange (loss) gain on trade payables	26,787	—	26,787
Other non-cash expense and income	(8,510)	(435)	(8,945)	(viii)
Change in operating assets and liabilities:	—	—	—
Inventories	(358,392)	—	(358,392)
Contract liabilities	77,424	—	77,424
Trade receivables, prepaid expenses, and other assets	(151,634)	(5,226)	(156,860)	(viii),(ix)

Trade payables, accrued expenses, and other liabilities	(459,002)	(29,840)	(488,842)	(vii), (viii), (ix)
Interest received	32,280	—	32,280
Interest paid	(220,147)	—	(220,147)
Taxes paid	(35,477)	—	(35,477)
Cash used for operating activities	$(1,859,842)	$(33,999)	$(1,893,841)
Cash flows from investing activities
Additions to property, plant, and equipment	(137,400)	—	(137,400)
Additions to intangible assets	(457,364)	21,780	(435,584)	(vii), (viii), (ix)
Additions to other investments	—	—	—
Proceeds from sale of property, plant, and equipment	1,779	—	1,779
Proceeds from sale of asset grouping	153,586	—	153,586
Cash used for investing activities	$(439,399)	$21,780	$(417,619)
Cash flows from financing activities
Change in restricted deposits	(1,906)	—	(1,906)
Proceeds from short-term borrowings	3,262,831	11,057	3,273,888	(ix)
Proceeds from long-term borrowings	1,381,738	—	1,381,738
Proceeds from related party capital contribution	25,565	—	25,565
Proceeds from issuance of share capital and other contributed capital	—	—	—
Repayments of borrowings	(2,553,008)	—	(2,553,008)
Repayments of lease liabilities	(21,916)	—	(21,916)
Transaction costs	—	—	—
Cash provided by financing activities	$2,093,304	$11,057	$2,104,361
Effect of foreign exchange rate changes on cash and cash equivalents	987	499	1,486	(viii),(ix)
Net (decrease) increase in cash and cash equivalents	$(204,950)	$(663)	$(205,613)
Cash and cash equivalents at the beginning of the period	$973,877	$—	$973,877
Cash and cash equivalents at the end of the period	$768,927	$(663)	$768,264